Interest, advances, promissory notes payable and loan payable (Details Narrative)					12 Months Ended
	Mar. 07, 2024 USD ($) $ / shares shares	Jul. 31, 2023	Jun. 20, 2023 USD ($)	Mar. 09, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 SGD ($)	Oct. 19, 2023 shares	Jun. 20, 2023 SGD ($) shares	Jun. 13, 2023 shares	Apr. 19, 2023 shares	Sep. 06, 2022 SGD ($)	Jun. 03, 2022 shares	Jan. 18, 2022 shares
Debt Instrument [Line Items]
Received advances														$ 2,500,000
Loan agreement, description					Any principal owing on maturity will be repaid concurrent with an additional 20% loan bonus, in lieu of any interest or other amounts. Prior to maturity, each unit of the GluCurve Pet CGM sold will result in payment, upon receipt of the proceeds of the sale, to KWC as follows (i) $5 payback of principal owing to KWC and (ii) $5 royalty payment representing consideration for borrowing the principal from KWC.	Any principal owing on maturity will be repaid concurrent with an additional 20% loan bonus, in lieu of any interest or other amounts. Prior to maturity, each unit of the GluCurve Pet CGM sold will result in payment, upon receipt of the proceeds of the sale, to KWC as follows (i) $5 payback of principal owing to KWC and (ii) $5 royalty payment representing consideration for borrowing the principal from KWC.
Minimum amount payable maturity									$ 3,000,000
Principal amount outstanding					$ 1,779,250	$ 2,500,000
Effective interest rate					20.00%	20.00%
Loan bonus percentage					0.13	0.13
Fair value of loan received					$ 1,665,338				2,339,944
Legal liability						$ 2,500,000
Carrying value									2,339,944
Additional paid-in capital					113,912				$ 160,056
Commercialization success fee											$ 500,000
Interest expense					$ 12,424,430		$ 2,521,543	$ 6,350,401
Loan Agreement [Member]
Debt Instrument [Line Items]
Effective interest rate		15.00%	19.00%
Prime [Member]
Debt Instrument [Line Items]
Effective interest rate			2.00%
Common Stock [Member]
Debt Instrument [Line Items]
Shares issued | shares	3,000,000			5,000,000						50,000,000	20,000,000	5,000,000	2,500,000		1,000,000	101,025,592
Exercise of warrants price | $ / shares	$ 0.002
Interest payable	$ 6,000		$ 744,655
Common Stock [Member] | Four Individuals Pursuant [Member]
Debt Instrument [Line Items]
Shares issued | shares				12,000,000
Exercise of warrants price | $ / shares				$ 0.002
Interest payable				$ 24,000